Note 16 - Summarised financial information on Huarong Rongde Asset Management Company Ltd (Detail) - Huarong Rongde Asset Management Company Ltd [Member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021
Summarised financial information on Huarong Rongde Asset Management Company Ltd [Line Items]
Total net revenues	€ (305)	[1],[2]	€ (138)	[3],[4]
Net income (loss)	(230)	[1],[2]	(102)	[3],[4]
Other comprehensive income	0		0
Total comprehensive income (loss), net of tax	(230)	[1],[2],[5],[6]	(102)	[3],[4]
Current assets	1,984	[1],[2]	2,738	[3],[4]
Non-Current assets	513	[1],[2]	568	[3],[4]
Total assets	2,496	[1],[2]	3,306	[3],[4]
Current liabilities	1,842	[1],[2]	2,132	[3],[4]
Non-Current liabilities	228	[1],[2]	460	[3],[4]
Total liabilities	2,070	[1],[2]	2,592	[3],[4]
Noncontrolling interests	0
Net assets of the equity method investee	€ 426	[1],[2]	€ 714	[3],[4]

[1]	December 31, 2023 numbers are based on 2022 audited financials and 2023 equity method accounting adjustments, due to difference in reporting timelines for the Group and Huarong Rongde Management Company Limited
[2]	December 31, 2023 numbers are based on 2022 audited financials and 2023 equity method accounting adjustments, due to difference in reporting timelines for the Group and Huarong Rongde Management Company Limited
[3]	December 31, 2022 numbers are based on 2021 audited financials, 2022 impairment adjustments and 2021 dividends entitlement adjustment, due to difference in reporting timelines for the Group and Huarong Rongde Management Company Limited
[4]	December 31, 2022 numbers are based on 2021 audited financials, 2022 impairment adjustments and 2021 dividends entitlement adjustment, due to difference in reporting timelines for the Group and Huarong Rongde Management Company Limited
[5]	The Group received dividends from Huarong Rongde Asset Management Company Limited of € 0 million during the reporting period 2023 (2022: € 0 million)
[6]	The Group received dividends from Huarong Rongde Asset Management Company Limited of € 0 million during the reporting period 2023 (2022: € 0 million)